Deferred income tax assets and liabilities (Narrative) (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax assets and liabilities [line items]
Deferred tax liabilities	¥ 4,566,680,000	¥ 2,262,752,000
Temporary differences relating to interest in equity method investees [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	2,950,000,000	3,390,000,000
Deferred tax liabilities	0	0
Temporary differences relating to the undistributed profit of a wholly-owned foreign subsidiary [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	3,060,000,000	3,540,000,000
Deferred tax liabilities	¥ 0	¥ 0